FAIR VALUE OF FINANCIAL INSTRUMENTS (Details 3) (Convertible Security Embedded Derivative, Level 3, Embedded Derivatives, Assets, USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Convertible Security Embedded Derivative | Level 3 | Embedded Derivatives, Assets
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value beginning balance	$ 264	$ 0
Issued embedded derivative asset	0	405
Change in fair value recognized in other income (expense)	(211)	(141)
Fair value ending balance	$ 53	$ 264